PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 94.2%
Common Stocks
Automobiles 0.5%
Ferrari NV (Italy)	161	$54,777
Banks 1.0%
NU Holdings Ltd. (Brazil) (Class A Stock)*	8,579	112,642
Broadline Retail 5.1%
Amazon.com, Inc.*	2,213	598,926
Capital Markets 0.9%
Robinhood Markets, Inc. (Class A Stock)*	1,127	106,276
Construction & Engineering 3.3%
Quanta Services, Inc.	542	385,758
Electric Utilities 1.9%
Constellation Energy Corp.	774	222,718
Electrical Equipment 12.2%
Bloom Energy Corp. (Class A Stock)*	1,600	456,000
GE Vernova, Inc.	510	493,843
Siemens Energy AG (Germany)	2,521	480,007
		1,429,850
Electronic Equipment, Instruments & Components 2.7%
Keysight Technologies, Inc.*	940	318,030
Financial Services 0.5%
Mastercard, Inc. (Class A Stock)	109	53,844
Health Care Equipment & Supplies 2.6%
Edwards Lifesciences Corp.*	2,374	205,280
Intuitive Surgical, Inc.*	241	102,338
		307,618
Interactive Media & Services 7.5%
Alphabet, Inc. (Class A Stock)	2,312	879,346
IT Services 4.0%
Cloudflare, Inc. (Class A Stock)*	358	86,572
CoreWeave, Inc. (Class A Stock)*	2,480	271,634
Shopify, Inc. (Canada) (Class A Stock)*	979	116,217
		474,423
Personal Care Products 2.1%
L’Oreal SA (France)	563	251,214
Pharmaceuticals 8.2%
Eli Lilly & Co.	296	327,080
Galderma Group AG (Switzerland)*	2,559	546,027
UCB SA (Belgium)	286	83,965
		957,072
Semiconductors & Semiconductor Equipment 23.8%
Advanced Micro Devices, Inc.*	989	510,423

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands)	90	$145,371
Broadcom, Inc.	460	205,514
Lam Research Corp.	1,408	447,998
NVIDIA Corp.	3,973	838,859
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,523	637,299
		2,785,464
Software 6.5%
Crowdstrike Holdings, Inc. (Class A Stock)*	291	212,721
Microsoft Corp.	276	124,266
Minimax Group, Inc. (China)*	344	36,872
Nebius Group NV (Netherlands)*	1,686	389,618
		763,477
Specialty Retail 2.4%
Industria de Diseno Textil SA (Spain)	4,486	278,891
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	1,490	464,969
Textiles, Apparel & Luxury Goods 5.0%
Brunello Cucinelli SpA (Italy)	1,156	111,213
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,324	286,495
Hermes International SCA (France)	99	187,067
		584,775

Total Long-Term Investments (cost $8,215,349)		11,030,070

Short-Term Investment 5.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $671,599)(wb)	671,599	671,599

TOTAL INVESTMENTS 100.0% (cost $8,886,948)		11,701,669
Other assets in excess of liabilities 0.0%		4,097

Net Assets 100.0%		$11,705,766

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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